USALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

                       SUPPLEMENT DATED SEPTEMBER 18, 2000
                       TO THE PROSPECTUS DATED MAY 1, 2000

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus. The following replaces in its entirety the Adviser's Prior Performance section of the Prospectus on pages 19 - 20:


a.                     Adviser's Prior Performance

Each of the Growth Fund, Fixed Income Fund, Money Market Fund and Diversified Assets Fund is substantially similar to other pooled accounts advised by the Adviser. The performance information shown below is the performance of unregistered master trust portfolios managed by the Adviser for tax-exempt investors for the periods indicated. Although each such master trust portfolio commenced operations prior to 1994, such prior performance information has been omitted because the underlying data to support the performance record is unavailable. Each master trust portfolio has investment objectives, policies, styles and strategies substantially similar to ones employed by the Advisor for the corresponding Fund. Each master trust portfolio is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the Investment Company Act of 1940 and Subchapter M of the Internal Revenue Code. Consequently, the performance of each master trust portfolio may have been adversely affected if it had been regulated as an investment company under the federal securities laws. Although this performance reflects the fees and expenses of the master trust portfolios, this performance has not been adjusted to reflect the fees and expenses which will apply to the Funds. Had such performance been adjusted for such fees and expenses, the performance results would have been lower. The information does not represent the Funds' performance, as such, nor is it indicative of the Funds' future performance. Investment results were not calculated pursuant to the methodology established by the Securities and Exchange Commission that will be used to calculate the Funds' performance results. For information concerning the Master Trust Portfolios' performance through December 31, 1999, see "Master Trust Portfolio: Average Annual Rates of Return (%) for Periods Ending December 31, 1999" below.


                   Master Trust Portfolio Annual Total Return
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Master Trust Portfolio               1994          1995          1996          1997          1998          1999
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Equity                                 -1.95%        33.73%        22.50%        33.94%        27.55%        25.88%
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Fixed Income                           -3.16%        20.47%         3.45%        10.48%         9.84%        -2.47%
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Money Market                            3.98%         6.10%         5.50%         5.67%         5.49%         5.39%
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------
Diversified Assets                     -1.65%        20.66%        10.36%        15.91%        13.82%         9.96%
-------------------------------- ------------- ------------- ------------- ------------- ------------- -------------

                             Master Trust Portfolio
     Average Annual Rates of Return (%) for Periods Ending December 31, 1999

The table below provides an indication of the risks of an investment in the Funds by showing how the average annual returns of the master trust portfolios, as described above, compare to those of a broad-based securities index and in the case of the diversified assets master trust portfolio, additionally to an index created by the Adviser.

-------------------------------------------------------------------------- -------------------- --------------------
                                                                                 1 Year               5 Years
-------------------------------------------------------------------------- -------------------- --------------------
-------------------------------------------------------------------------- -------------------- --------------------

Equity Master Trust Portfolio                                                    25.88%               28.64%
                                                                           -------------------- --------------------
                                                                           -------------------- --------------------
S&P 500(R)Index (source: Ibbottson & Associates)                                  21.04%               28.55%
-------------------------------------------------------------------------- -------------------- --------------------
-------------------------------------------------------------------------- -------------------- --------------------
Fixed Income Master Trust Portfolio                                              -2.47%                8.08%
                                                                           -------------------- --------------------
                                                                           -------------------- --------------------
Lehman Brothers Government/Corporate Bond Index (source: Ibbottson &             -2.15%                7.60%
Associates )
-------------------------------------------------------------------------- -------------------- --------------------
-------------------------------------------------------------------------- -------------------- --------------------
Money Market Master Trust Portfolio                                               5.39%                5.63%
                                                                           -------------------- --------------------
                                                                           -------------------- --------------------
3 Month Treasury Bill Index (source: The Wall Street Journal)                     4.96%                5.28%
-------------------------------------------------------------------------- -------------------- --------------------
-------------------------------------------------------------------------- -------------------- --------------------
Diversified Assets Master Trust Portfolio                                         9.96%               14.07%
                                                                           -------------------- --------------------
                                                                           -------------------- --------------------
Lehman Brothers Intermediate Government/Corporate Bond Index  (source:            0.39%                7.09%
Ibbottson & Associates )
                                                                           -------------------- --------------------
                                                                           -------------------- --------------------
Diversified Assets Index*                                                         5.81%               12.13%
-------------------------------------------------------------------------- -------------------- --------------------

* An index created by the Adviser consisting of several securities market indices including 65% of the Lehman Brothers Intermediate Government/Corporate Bond Index, 25% of the S&P 500(R) Index and 10% of the 90-day Treasury Bill.

                                      * * *